Background and Business Activities	12 Months Ended
Dec. 31, 2017
Disclosure Of General Information About Financial Statements [Abstract]
Background and Business Activities
1.	BACKGROUND AND BUSINESS ACTIVITIES

Enel Chile S.A. (hereinafter the “Parent Company” or the “Company”) and its subsidiaries comprise the Enel Chile Group (hereinafter the “Group”).

The Company is a publicly traded corporation with registered address and head office located at Avenida Santa Rosa, No. 76, in Santiago, Chile. Since April 13, 2016, he Company is registered in the securities register of the Financial Market Commission of Chile (“Comisión para el Mercado Financiero” or “CMF”, formerly the Chilean Superintendence of Securities and Insurance, “Superintendencia de Valores y Seguros” or “SVS”) and since March 31, 2016 is registered with the Securities and Exchange Commission of the United States of America. On April 21, 2016, the Company’s shares began trading on the Santiago Stock Exchange, the Electronic Stock Exchange and the Valparaíso Stock Exchange. In addition, the Company’s common stock began trading in the United States in the form of American Depositary Shares on the New York Stock Exchange by way of “when-issued” trading from April 21, 2016 to April 26, 2017 and “regular-way” trading since April 27, 2016.

Enel S.p.A. (hereinafter “Enel”), an Italian generation company, is the ultimate controlling shareholder of the Company.

The Company was initially incorporated by public deed dated January 22, 2016 and came into legal existence on March 1, 2016 under the name of Enersis Chile S.A. The Company changed its name to Enel Chile S.A. effective October 4, 2016, the date its by-laws were amended in connection with the corporate reorganization of the Group. For tax purposes, the Company operates under Chilean tax identification number 76.536.353-5.

As of December 31, 2017, the Group had 1,948 employees. During the fiscal year ended December 31, 2017, the Group averaged a total of 1,993 employees (see Note 34).

Enel Chile’s corporate purpose consists of exploring, developing, operating, generating, distributing, transporting, transforming and/or sale of energy in any of its forms or nature, directly or through other entities within Chile. Additionally, it is also engaged in investing and managing its investments in its subsidiaries and associates, whose activities include the generation, transmission, distribution or selling of electrical energy, or whose corporate purpose includes any of the following:

i)	Energy of any kind or form,
ii)	Supplying public services, or services whose main component is energy,
iii)	Telecommunications and information technology services, and
iv)	Internet-based intermediation business.

Corporate Reorganizations

a)	Separation of businesses in Chile from its business in Argentina, Brazil, Colombia and Peru (the “Spin-Off”):

In 2015, Enersis S.A. (“Enersis”), which was ultimately controlled and 60.6% beneficially owned by Enel, initiated a reorganization process to separate its electricity generation and distribution businesses and related assets and liabilities in Chile from its generation, transmission and distribution businesses in Argentina, Brazil, Colombia and Peru (the “Reorganization”).

The Reorganization began with the spin-offs by Enersis and its subsidiaries, Empresa Nacional de Electricidad S.A. (“Endesa Chile”) and Chilectra S.A. (“Chilectra”), following the approval of the spin-offs by the respective shareholders of Enersis, Endesa Chile and Chilectra at their extraordinary shareholders’ meetings held on December 18, 2015.

Endesa Chile conducted a “división” or “demerger” under Chilean corporate law to divide Endesa Chile into two separate companies. The new company, Endesa Américas S.A. (“Endesa Américas”), was assigned Endesa Chile's non-Chilean businesses and related assets and liabilities on March 1, 2016 (the “Separation”). Endesa Américas registered its shares with the Securities Registry of the SVS pursuant to Chilean law and with the U.S. Securities and Exchange Commission (the “SEC”)  pursuant to applicable U.S. federal securities laws, and on April 21, 2016, Endesa Chile distributed shares of Endesa Américas to its shareholders in proportion to such shareholders’ share ownership in Endesa Chile based on a ratio of one share of Endesa Américas for each outstanding share of Endesa Chile (the “Distribution,” and together with the Separation, the “Spin-Off”). Following the Spin-Off, Endesa Chile retained its Chilean businesses and related assets and liabilities.

Chilectra, a Chilean electricity distribution company and subsidiary of Enersis, also conducted a “división” or “demerger” and then distributed to its shareholders pro rata the shares of a new Chilean company, Chilectra Américas S.A. (“Chilectra Américas”), that holds the non-Chilean equity interests and related assets and liabilities, which consists exclusively of Chilectra’s ownership interests in shares of companies domiciled outside of Chile (the “Chilectra Spin-Off” and together with the Spin-Off, the “Endesa/Chilectra Spin-Offs”). Chilectra Américas registered its shares with the Securities Registry of the SVS pursuant to Chilean law and Chilectra continues to hold its Chilean businesses and related assets and liabilities.

In connection with the “demergers” of Endesa Chile and Chilectra, Enersis conducted a “división” or “demerger”. Following the Endesa/Chilectra Spin-Offs, Enersis distributed to its shareholders pro rata the shares of a new Chilean company, Enersis Chile S.A. (“Enersis Chile”), that was assigned the Chilean businesses and assets, including the equity interests in each of Endesa Chile and Chilectra, after giving effect to the “demergers” of Endesa Chile and Chilectra (the “Enersis Spin-Off”). On March 1, 2016, having satisfied all conditions precedent including the capital decrease and modifications to the by-laws, the Enersis Spin-Off became effective and Enersis S.A.’s corporate name was changed to Enersis Américas S.A. The new entity Enersis Chile was also incorporated on that date and allocated the equity interest and related assets and liabilities of Enersis' businesses in Chile. Enersis Chile registered its shares with the Securities Registry of the SVS pursuant to Chilean law and the SEC pursuant to applicable U.S. federal securities laws in connection with the Enersis Spin-Off, which was completed in April 2016.

As part of the Enersis Spin-Off, it was agreed that Enersis’ share capital would be reduced from Ch$5,804,447,986,000 divided into 49,092,772,762 registered common shares of a single series with no par value, to Ch$3,575,339,011,549 divided into 49,092,772,762 registered common shares of a single series with no par value. Additionally, it was agreed that (i) Enersis Chile’s share capital would be Ch$2,229,108,974,451, which corresponds to the amount by which the Enersis share capital would be  decreased, divided into 49,092,772,762 registered common shares of a single series with no par value, and (ii) Enersis’ equity interest would be distributed between Enersis Américas and Enersis Chile by allocating assets and liabilities to Enersis Chile, as agreed at the extraordinary shareholders’ meeting held on December 18, 2015.

On October 4, 2016, the respective by-laws were amended and the corporate names of Enersis Chile, Endesa Chile and Chilectra were changed to Enel Chile S.A., Enel Generación Chile S.A. and Enel Distribución Chile S.A., respectively.

1.1	Incorporation of Renewable Energy Assets in Chile:

Considering the high priority of renewable energy in the Open Power strategy of Enel Chile and with the intention to strengthen this strategy, on August 25, 2017 Enel Chile proposed a corporate regonization (the “Renewable Assets Reorganization”) to consolidate Enel S.p.A.´s renewable Assets Reorganization is intended to incorporate the renewable energy assets in Chile held through Enel Green Power Latin America S.A. (“EGPL”) with Enel Chile, which in turn, holds conventional energy generation assets in Chile through Enel Generación Chile S.A. (“Enel Generación Chile”) and distribution assets in Chile through Enel Distribución Chile.

Enel Chile and Enel Generación Chile are both reporting companies under the regulation of the Chilean CMF and have American Depositary Receipts traded on the New York Stock Exchange, therefore are also subject to rules of the United States Securities and Exchange Commission (the “SEC”).

EGPL is a wholly owned subsidiary of Enel, held through Enel Green Power S.p.A. (“EGP”).

The Renewable Assets Reorganization involves the following transactions, each of which is conditional on the implementation of the other:

1.	Public tender offer

Enel Chile will make a public tender offer (the “Tender Offer”) for all of the shares (including American Depositary Shares or “ADSs”of its subsidiary Enel Generación Chile S.A. (“Enel Generación Chile”) held by non-controlling interests (equivalent to approximately 40% of the share capital). The Tender Offer consideration will be paid in cash, subject to the condition that tendering Enel Generación Chile shareholders agree to use Ch$236 of the Ch$590 cash tender offer consideration for each Enel Generación Chile share and Ch$$7,080 of the Ch$17,700 cash tender offer consideration for each Enel Generación Chile ADS to subscribe for shares American Depositary Shares (or “ADSs”) of Enel Chile at a subscription price of Ch$82 per Enel Chile share (or Ch$4,100 per Enel Chile ADS) the “Share/ADS Subscription Condition”.

The Tender Offer will be accounted for as the acquisition of the non-controlling interests in Enel Generación Chile. The transaction represents a change in Enel Chile’s ownership over Enel Generación Chile without resulting in a loss of control, reason for which it is accounted for as an equity transaction in accordance with IFRS as issued by the IASB.

2.	Capital Increase

Enel Chile will conduct a capital increase (the “Capital Increase”) in order to have a sufficient number of shares of common stock of Enel Chile available to deliver to tendering holders of Enel Generación Chile shares and ADSs to satisfy the Share/ADS Subscription Condition.

In connection with the Capital Increase, in accordance with Chilean law, Enel Chile will make a preemptive rights offering to existing shareholders of Enel Chile who have preemptive rights to subscribe for the additional shares of Enel Chile issued in the Capital Increase pro rata in proportions to their interest in Enel Chile at a subscription price of Ch$82 per Enel Chile share in cash.

3.	Merger

Following the completion of the Tender Offer, EGPL will merge into Enel Chile (the “Merger”). Consequently, the renewable assets held by EGPL will be consolidated by Enel Chile.

Subject to the final share subscription price in the Tender Offer and the exchange ratio in the Merger, Enel is expected to hold, taken together, an ownership interest in Enel Chile similar to its current 60.6% ownership.

The Merger will be accounted for as a combination of entities under common control of Enel, similar to a pooling of interests, effected by Enel Chile through issuance of its shares to be delivered to EGP as consideration of the proposed merger of EGPL. As Enel Chile and EGPL are under common control of Enel, no purchase accounting is applied.

At the Extraordinary Shareholders’ Meeting of Enel Chile held on December 20, 2017, the Renewable Assets Reorganization was approved, subject to compliance with the conditions stipulated for the Tender Offer, Capital Increase and Merger. In addition, the Shareholders’ Meeting also approved the Capital Increase in Enel Chile of Ch$1,891,727,278,668 through issuance of 23,069,844,862 new registed common shares of a single series with no par value, at a share price and under the conditions approved at the Shareholders’ Meeting. Finally, it the amendments of the articles of incorporation of Enel Chile in order to reflect the Merger-related agreements, Capital Increase and expansion of the corporate purpose of Enel Chile were also approved, among other provisions. The Tender Offer occurred between February 16, 2018 and March 22, 2018, the preemptive right offering in connection with the Capital Increase took place between February 15, 2018 and March 16, 2018 and the Renewable Assets Reorganization (including the Merger) was completed and effective on April 2, 2018.